General (Details) - USD ($)	Apr. 23, 2025	Dec. 31, 2025	Dec. 31, 2024
Option Shares [Member]
General [Line Items]
Proceeds from issuance of the option shares	$ 693,750
Shares issued	187,500
Class A Ordinary Shares [Member]
General [Line Items]
Aggregate shares	1,250,000
Proceeds from issuance of the option shares	$ 4,371,614
Shares issued		6,674,356